Expense Example - Polaris Global Value Fund - Polaris Global Value Fund Shares	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	$ 1,457